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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Wanger International Report

Wanger International	Statement of Investments (Unaudited), September 30, 2015

Number of Shares		Value
	Equities — 95.7%

	Asia — 43.3%

	Japan — 22.3%
120,400	FamilyMart Convenience Store Operator	$5,489,376
138,520	Milbon Hair Products for Salons	4,591,155
229,000	Doshisha Consumer Goods Wholesaler	4,202,143
252,100	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	3,872,592
202,000	NGK Insulators Ceramic Products for Auto, Power & Electronics	3,865,352
305,000	Ushio Industrial Light Sources	3,664,097
78,000	JIN Eyeglasses Retailer	3,662,861
153,000	Glory Currency Handling Systems & Related Equipment	3,616,159
2,400	Orix JREIT Diversified REIT	3,246,842
232,000	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	3,114,741
856,000	Aozora Bank Commercial Bank	2,968,875
157,000	Suruga Bank Regional Bank	2,921,367
123,300	NGK Spark Plug Automobile Parts	2,830,453
71,240	Ariake Japan Commercial Soup & Sauce Extracts	2,792,123
55,500	Ezaki Glico Confectionary, Ice Cream & Dairy Products	2,564,922
23,150	Hirose Electric Electrical Connectors	2,520,198
362,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	2,483,059
68,000	Asahi Intecc Medical Guidewires for Surgery	2,450,903
515	Kenedix Office Investment Tokyo Mid-size Office REIT	2,447,904
52,400	OBIC Computer Software	2,397,000
229,500	Moshi Moshi Hotline Call Center Operator	2,371,168
636,000	Ebara Pumps, Compressors, Turbines & Related Products & Services	2,349,487
123,000	Park24 Parking Lot Operator	2,308,437
130,200	Kintetsu World Express Airfreight Logistics	2,296,305
122,800	Tamron Camera Lenses	2,243,251
32,000	Hoshizaki Electric Commercial Kitchen Equipment	2,243,088
153,589	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	2,088,875
105,000	Aeon Financial Service Diversified Consumer-related Finance Company in Japan	2,077,532
89,000	Bandai Namco Branded Toys & Related Content	2,065,576
26,900	Rinnai Gas Appliances for Home & Commercial Use	2,052,361
100,000	Stanley Electric Automobile Lighting & LED Equipment	1,995,160
63,500	Toto Toilets & Bathroom Fittings	1,978,892
102,700	OSG Consumable Cutting Tools	1,944,469
1,000	Japan Retail Fund Retail REIT in Japan	1,934,860
27,500	Hikari Tsushin Office IT/Mobiles/Insurance Distribution	1,924,793
95,100	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	1,902,669
432	Industrial & Infrastructure Fund Industrial REIT in Japan	1,879,912
37,400	Otsuka One-stop IT Services & Office Supplies Provider	1,822,264
106,000	Daiseki Waste Disposal & Recycling	1,808,902
145,000	Yamaguchi Financial Group Regional Bank in Yamaguchi, Fukuoka & Hiroshima	1,777,407
24,900	Disco Semiconductor Dicing & Grinding Equipment	1,751,261
25,200	Nippon Shokubai Producer of Acrylic Acid & Super Absorbent Polymers Used in Disposable Diapers	1,713,703
174,000	Sega Sammy Holdings Gaming Software/Hardware & Leisure Facilities	1,698,017
212,000	Dowa Holdings Environmental/Recycling, Nonferrous Metals, Electric Material & Metal Processing	1,606,504
154,000	Nippon Kayaku Functional Chemicals, Pharmaceuticals & Auto Safety Systems	1,603,392
37,000	Japan Airport Terminal (a) Airport Terminal Operator at Haneda	1,599,163
69,300	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	1,568,341
79,492	Capcom Packaged, Online & Mobile Games	1,567,464
41,800	Nakanishi Dental Tools & Machinery	1,555,021

Number of Shares		Value
	Japan — 22.3% (cont)
592,000	IHI Industrial Conglomerates	$1,521,225
15,400	Kaken Pharmaceutical Pharmaceutical & Agrochemical Producer	1,429,391
56,400	Yonex (a) Branded Sporting Goods Manufacturer	1,401,076
51,600	Icom Two Way Radio Communication Equipment	1,072,112
44,000	MonotaRO Online Maintenance, Repair & Operations Goods Distributor in Japan	1,007,983
51,500	Misumi Group Industrial Components Distributor	531,477
41,766	Nihon Parkerizing Metal Surface Treatment Chemicals & Processing Service	341,501
		128,735,161
	Korea — 3.8%
145,500	Koh Young Technology Inspection Systems for Printed Circuit Boards	4,220,021
9,507	KCC Paint & Housing Material Manufacturer	3,321,398
294,312	CJ Hellovision Cable TV, Broadband & Mobile Virtual Network Operator	2,790,063
12,071	CJ Corp Holding Company of Korean Consumer Conglomerate	2,695,420
7,408	Nongshim Instant Noodles, Snacks & Bottled Water	2,292,830
65,855	LF Corp Apparel Design & Retail	1,821,438
111,485	Cheil Worldwide (b) Advertising	1,722,525
32,998	Korea Investment Holdings Brokerage & Asset Management	1,706,690
34,511	LS Industrial Systems Electrical & Automation Equipment	1,326,251
		21,896,636
	Taiwan — 3.7%
1,900,000	Far EasTone Telecom Mobile Operator in Taiwan	4,097,707
463,000	Delta Electronics Industrial Automation, Switching Power Supplies & Passive Components	2,183,859
160,000	St. Shine Optical Disposable Contact Lens Original Equipment Manufacturer	1,963,091
1,671,000	Vanguard International Semiconductor Semiconductor Foundry	1,903,145
272,349	Advantech Industrial PC & Components	1,870,262
188,000	Silergy Chinese Provider of Analog & Mixed Digital Integrated Circuits	1,837,124
280,000	President Chain Store Convenience Chain Store Operator in Taiwan	1,746,271
20,000	Largan Precision Mobile Device Camera Lenses & Modules	1,560,899
154,500	Ginko International Contact Lens Maker in China	1,555,832
473,000	Novatek Microelectronics Display Related Integrated Circuit Designer	1,485,027
99,203	Voltronic Power Uninterruptible Power Supply Products	1,290,942
		21,494,159
	China — 3.6%
2,578,000	CAR Inc (a) (b) Consolidator of Chinese Auto Rental Sector	3,731,631
1,948,000	China Everbright International (a) Municipal Waste Operator	2,736,590
7,180,000	Sihuan Pharmaceutical Holdings Group (c) Chinese Generic Drug Manufacturer	2,702,719
1,826,000	TravelSky Technology Chinese Air Travel Transaction Processor	2,309,463
945,000	Phoenix Healthcare Group Private Hospital Management Group	1,542,549
35,000	WuXi PharmaTech - ADR (b) Contract Research Organization in China	1,512,350
7,050,000	Jiangnan Group Cable & Wire Manufacturer	1,453,144
48,039	BitAuto - ADR (a) (b) Automotive Information Website for Buyers & Dealers	1,430,121
3,188,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	1,328,014
3,446,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	1,302,011
32,000	51job - ADR (a) (b) Integrated Human Resource Services	876,800
		20,925,392
	India — 2.6%
1,150,794	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	6,912,197
129,000	Container Corporation of India Railway Cargo Services	2,920,384
152,560	Colgate Palmolive India Consumer Products in Oral Care	2,237,486
158,970	United Breweries Indian Brewer	2,140,676

Number of Shares		Value
	India — 2.6% (cont)
43,941	Amara Raja Indian Maker of Auto & Industrial Batteries, Mostly for the Replacement Market	$692,085
		14,902,828
	Hong Kong — 2.3%
5,316,000	Mapletree Greater China Commercial Trust Retail & Office Property Landlord	3,479,997
994,000	Samsonite International Mass Market Luggage & Travel Accessories	3,248,271
1,875,000	Vitasoy International Hong Kong Soy Food Brand	2,772,563
2,426,000	Value Partners Mutual Fund Management	2,282,337
1,090,000	Melco International Macau Casino Operator	1,339,994
204,500	Lifestyle International Mid- to High-end Department Store Operator in Hong Kong & China	293,005
		13,416,167
	Singapore — 1.9%
950,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	4,699,578
3,421,100	Mapletree Commercial Trust Retail & Office Property Landlord	3,018,677
2,354,000	SIIC Environment (b) Waste Water Treatment Operator	1,390,986
707,000	Petra Foods Chocolate Manufacturer in Southeast Asia	1,248,087
1,905,500	China Everbright Water (b) Waste Water Treatment Operator	812,312
		11,169,640
	Indonesia — 1.1%
2,028,900	Matahari Department Store Department Store Chain in Indonesia	2,240,943
4,169,000	Link Net (b) Fixed Broadband & Cable TV Service Provider	1,280,788
5,185,021	Surya Citra Media Free to Air TV Station in Indonesia	974,988
1,640,700	Tower Bersama Infrastructure (b) Communications Towers	733,703
4,860,000	MNC Sky Vision (b) Satellite Pay TV Operator in Indonesia	493,078
12,466,000	Arwana Citramulia Ceramic Tiles for Home Decoration	380,246
4,972,400	Ace Indonesia Home Improvement Retailer	171,667
		6,275,413
	Philippines — 0.8%
2,967,000	Puregold Price Club Supermarket Operator in the Philippines	1,967,844
1,136,000	Robinsons Retail Holdings Multi-format Retailer in the Philippines	1,776,913
7,468,300	Melco Crown (Philippines) Resorts (b) Integrated Resort Operator in Manila	597,045
		4,341,802
	Cambodia — 0.4%
3,946,000	Nagacorp Casino & Entertainment Complex in Cambodia	2,372,906

	Malaysia — 0.4%
3,493,000	7-Eleven Malaysia Holdings Exclusive 7-Eleven Franchisor for Malaysia	1,175,755
1,590,000	Astro Malaysia Holdings Pay TV Operator in Malaysia	1,019,382
		2,195,137
	Thailand — 0.4%
9,000,000	Home Product Center Home Improvement Retailer	1,701,062
451,200	Robinson Department Store Department Store Operator in Thailand	473,921
		2,174,983
	Total Asia	249,900,224

	Europe — 38.2%

	United Kingdom — 11.7%
2,857,142	Charles Taylor Insurance Services	10,610,854

223,482	WH Smith Newsprint, Books & General Stationery Retailer	5,287,450
1,039,000	Regus Rental of Office Space in Full Service Business Centers	4,818,975
105,487	Spirax Sarco Steam Systems for Manufacturing & Process Industries	4,469,707
74,000	Rightmove Internet Real Estate Listings	4,083,698
369,000	Halma Health & Safety Sensor Technology	4,027,446

Number of Shares		Value
	United Kingdom — 11.7% (cont)
521,400	Halfords UK Retailer of Leisure Goods & Auto Parts	$3,642,436
254,860	Domino’s Pizza UK & Ireland Pizza Delivery in the UK, Ireland & Germany	3,423,589
3,800,000	Cable and Wireless Telecommunications Service Provider in the Caribbean	3,184,640
636,765	Polypipe Manufacturer of Plastic Piping & Fittings	3,176,369
1,210,014	Connect Group Newspaper & Magazine Distributor	2,873,804
2,958,000	Assura	2,449,905
591,600	Assura PLC Rights (b) (c) UK Primary Health Care Property Developer	42,510
170,000	Shaftesbury London Prime Retail REIT	2,358,225
264,067	Abcam Online Sales of Antibodies	2,320,905
143,000	Jardine Lloyd Thompson Group International Business Insurance Broker	2,204,333
80,669	Fidessa Group Software for Financial Trading Systems	2,189,254
396,510	Ocado (b) Online Grocery Retailer	1,919,425
262,952	PureCircle (b) Natural Sweeteners	1,690,567
474,031	Elementis Specialty Chemicals	1,600,545
98,000	Babcock International Public Sector Outsourcer	1,352,776
		67,727,413
	Sweden — 5.2%
81,762	Unibet European Online Gaming Operator	6,837,962
314,000	Recipharm Contract Development Manufacturing Organization	5,739,819
177,076	Mekonomen Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	4,104,295
245,094	Sweco (a) Engineering Consultants	3,396,783
95,417	Hexagon Design, Measurement & Visualization Software & Equipment	2,910,407
107,000	Modern Times Group Nordic TV Broadcaster	2,749,802
81,106	Swedish Match Swedish Snus	2,448,699
108,000	Trelleborg Manufacturer of Sealing, Dampening & Protective Solutions for Industry	1,708,397
		29,896,164
	Germany — 4.3%
146,820	Wirecard (a) (b) Online Payment Processing & Risk Management	7,006,037
58,205	MTU Aero Engines Airplane Engine Components & Services	4,864,210
89,629	NORMA Group Clamps for Automotive & Industrial Applications	4,399,151
10,049	Rational Commercial Ovens	4,013,716
66,899	Aurelius European Turnaround Investor	3,107,105
74,647	Elringklinger Automobile Components	1,434,661
		24,824,880
	Denmark — 3.4%
169,227	SimCorp Software for Investment Managers	8,515,395
136,724	Novozymes Industrial Enzymes	5,956,407
59,000	William Demant Holding (b) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	4,903,891
		19,375,693
	Netherlands — 3.3%
181,144	Aalberts Industries Flow Control & Heat Treatment	5,355,775
54,000	Gemalto (a) Digital Security Solutions	3,500,299
130,843	Arcadis Engineering Consultants	3,071,013
26,669	Core Labs (a) Oil & Gas Reservoir Consulting	2,661,566
60,905	Vopak Operator of Petroleum & Chemical Storage Terminals	2,428,550
103,000	Brunel Temporary Specialist & Energy Staffing	1,744,222
		18,761,425
	Switzerland — 2.7%
18,384	Partners Group Private Markets Asset Management	6,229,547
19,163	Geberit Plumbing Systems	5,853,504
15,800	Panalpina Welttransport Holding Air & Sea Freight Forwarding	1,726,554

Number of Shares		Value
	Switzerland — 2.7% (cont)
6,011	INFICON Gas Detection Instruments	$1,677,603
		15,487,208
	Spain — 2.4%
1,124,718	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	6,790,271
716,279	Prosegur Security Guards	3,441,590
32,000	Viscofan Sausage Casings Maker	1,926,576
45,000	Bolsas y Mercados Españoles Spanish Stock Markets	1,519,049
		13,677,486
	France — 1.9%
123,000	Eutelsat Fixed Satellite Services	3,765,860
110,602	Neopost Postage Meter Machines	2,877,097
7,000	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	2,148,648
62,163	Saft Niche Battery Manufacturer	2,031,037
		10,822,642
	Finland — 1.3%
116,251	Konecranes (a) Manufacture & Service of Industrial Cranes & Port Handling Equipment	2,904,538
651,561	Sponda Office, Retail & Logistics Properties	2,542,364
140,445	Tikkurila Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	2,330,458
		7,777,360
	Norway — 0.9%
340,922	Atea Nordic IT Hardware/Software Reseller & Integrator	3,133,621
295,609	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	2,191,060
		5,324,681
	Italy — 0.6%
39,000	Industria Macchine Automatiche Food & Drugs Packaging & Machinery	1,743,143
653,575	Hera Northern Italian Utility	1,695,767
		3,438,910
	Kazakhstan — 0.4%
432,778	Halyk Savings Bank of Kazakhstan - GDR Retail Bank & Insurer in Kazakhstan	2,557,718

	Belgium — 0.1%
22,962	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	593,207
	Total Europe	220,264,787

	Other Countries — 11.7%

	Canada — 4.8%
53,446	CCL Industries Global Label Converter	7,502,465
129,000	Vermilion Energy (a) Canadian Exploration & Production Company	4,153,713
268,267	CAE Flight Simulator Equipment & Training Centers	2,842,484
41,250	Onex Capital Private Equity	2,381,032
601,245	Boulder Energy (b) Canadian Exploration & Production	2,239,182
104,849	ShawCor Oil & Gas Pipeline Products	2,198,333
190,995	Rona Canadian Home Improvement Retailer	1,947,877
62,000	Keyera Integrated Supply of Hydrocarbon Processing, Transport & Storage	1,707,381
86,000	PrairieSky Royalty (a) Canadian Owner of Oil & Gas Mineral Interests	1,634,290
45,271	Ag Growth Manufacturer of Augers & Grain Handling Equipment	1,216,838
		27,823,595

	Australia — 3.5%
4,860,000	Spotless Facility Management & Catering Company	7,364,348
190,000	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia & New Zealand	5,404,168
279,000	Amcor Global Leader in Flexible & Rigid Packaging	2,594,660
550,000	IAG General Insurance Provider	1,880,519

Number of Shares		Value
	Australia — 3.5% (cont)
340,000	Estia Health Residential Aged Care Operator	$1,625,497
230,000	Challenger Financial Annuity Provider in Australia	1,160,725
		20,029,917
	South Africa — 1.6%
1,083,312	Coronation Fund Managers South African Fund Manager	5,103,687
1,216,291	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in other Insurers	3,635,225
208,368	Northam Platinum (b) Platinum Mining in South Africa	404,903
		9,143,815
	New Zealand — 0.8%
908,808	Auckland International Airport Auckland Airport Operator	2,845,019
455,250	Sky City Entertainment Casino & Entertainment Complex	1,090,458
230,549	Ryman Healthcare Retirement Village Operator	1,079,892
		5,015,369
	Egypt — 0.6%
502,189	Commercial International Bank of Egypt Private Universal Bank in Egypt	3,411,876

	United States — 0.4%
95,000	Bladex Latin American Trade Financing House	2,199,250
	Total Other Countries	67,623,822

	Latin America — 2.5%

	Mexico — 0.9%
25,000	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	3,806,750
1,121,000	Qualitas (b) Auto Insurer in Mexico & Central America	1,541,094
		5,347,844
	Brazil — 0.8%
300,000	Localiza Rent a Car Car Rental	1,847,900
646,970	Odontoprev Dental Insurance	1,597,638
120,000	Linx Retail Management Software in Brazil	1,303,670
		4,749,208
	Colombia — 0.3%
2,046,229	Isagen Colombian Electricity Provider	1,908,521

	Uruguay — 0.3%
230,870	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	1,519,124

	Guatemala — 0.2%
136,877	Tahoe Resources Silver & Gold Projects in Guatemala & Peru	1,057,476
	Total Latin America	14,582,173

Total Equities (Cost: $484,889,991) — 95.7%		552,371,006	(e)

Short-Term Investments — 3.7%
18,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	18,000,000
3,379,926	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	3,379,926
Total Short-Term Investments (Cost: $21,379,926) — 3.7%		21,379,926

Securities Lending Collateral — 3.3%

19,199,440	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	19,199,440

Total Securities Lending Collateral (Cost: $19,199,440) — 3.3%		19,199,440

Total Investments (Cost: $525,469,357)(g) — 102.7%		592,950,372	(h)

Obligation to Return Collateral for Securities Loaned — (3.3)%		(19,199,440)

Cash and Other Assets Less Liabilities — 0.6%		3,635,445

Net Assets — 100.0%		$577,386,377

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

> Notes to Statement of Investments
(a)	All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $18,643,426.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2015, the market value of this security amounted to $1,519,124 which represented 0.26% of total net assets. Additional information on this security is as follows:

	Security	Acquisition Dates	Shares	Cost	Value
	Union Agriculture Group	12/8/10 - 6/27/12	230,870	$2,649,999	$1,519,124

(e)	On September 30, 2015, the Fund’s total equity investments were denominated in currencies as follows:

	Currency			Value	Percentage of Net Assets
	Japanese Yen			$128,735,161	22.3
	Euro			77,234,344	13.4
	British Pound			67,727,413	11.7
	Swedish Krona			29,896,164	5.2
	Hong Kong Dollar			29,415,197	5.1
	Canadian Dollar			28,881,071	5.0
	Other currencies less than 5% of total net assets			190,481,656	33.0
	Total Equities			$552,371,006	95.7

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $525,469,357 and net unrealized appreciation was $67,481,015 consisting of gross unrealized appreciation of $117,042,188 and gross unrealized depreciation of $49,561,173.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds who’s NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$3,819,271	$243,378,234	$2,702,719	$249,900,224
Europe	2,661,566	217,603,221	—	220,264,787
Other Countries	30,022,845	37,600,977	—	67,623,822
Latin America	13,063,049	—	1,519,124	14,582,173
Total Equities	49,566,731	498,582,432	4,221,843	552,371,006
Total Short-Term Investments	21,379,926	—	—	21,379,926
Total Securities Lending Collateral	19,199,440	—	—	19,199,440
Total Investments	$90,146,097	$498,582,432	$4,221,843	$592,950,372

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Financial assets were transferred from Level 2 to Level 3 as trading halted during the period. As a result, as of period end, the Committee determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$4,496,473	$4,496,473	$—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Certain securities classified as Level 3 are valued by the Committee using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Portfolio Diversification (Unaudited)

At September 30, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets

> Industrial Goods & Services
Machinery	$34,976,221	6.0
Industrial Materials & Specialty Chemicals	30,787,984	5.3
Other Industrial Services	26,973,706	4.7
Outsourcing Services	18,721,911	3.2
Electrical Components	14,860,080	2.6
Conglomerates	13,349,359	2.3
Construction	9,029,873	1.6
Waste Management	2,736,590	0.5
Water	2,203,298	0.4
Industrial Distribution	1,007,983	0.2
	154,647,005	26.8
> Consumer Goods & Services
Retail	44,098,369	7.6
Food & Beverage	19,877,043	3.4
Casinos & Gaming	13,936,382	2.4
Nondurables	12,093,620	2.1
Consumer Goods Distribution	11,238,226	2.0
Restaurants	8,827,758	1.5
Other Durable Goods	7,570,059	1.3
Leisure Products	6,714,922	1.2
Travel	5,579,531	1.0
Consmer Electronics	2,243,251	0.4
Apparel	1,821,438	0.3
Other Consumer Services	293,005	0.1
	134,293,604	23.3
> Information
Business Software	19,625,190	3.4
Financial Processors	11,705,615	2.0
Instrumentation	9,815,808	1.7
Computer Hardware & Related Equipment	9,438,569	1.6
Semiconductors & Related Equipment	6,976,557	1.2
Entertainment Programming	6,912,197	1.2
Internet Related	6,390,618	1.1
Mobile Communications	5,903,522	1.0
Satellite Broadcasting & Services	5,278,319	0.9
Computer Services	4,955,886	0.9
Cable TV	4,070,851	0.7
TV Broadcasting	3,724,789	0.6
Telephone & Data Services	3,184,640	0.6
Business Information & Marketing Services	2,371,168	0.4
Advertising	1,722,525	0.3
Consumer Software	1,567,464	0.3
Telecommunications Equipment	1,560,899	0.3
	105,204,617	18.2
> Finance
Insurance	22,630,389	3.9
Banks	17,914,025	3.0
Brokerage & Money Management	13,615,570	2.4
Finance Companies	2,381,032	0.4
Diversified Financail Companies	1,706,690	0.3
Financial Processors	1,519,049	0.3
	59,766,755	10.3
> Other Industries
Real Estate	27,273,789	4.7
Transportation	11,171,315	2.0
Regulated Utilities	3,604,287	0.6
	42,049,391	7.3
> Health Care
Pharmaceuticals	14,499,020	2.5
Medical Equipment & Devices	8,909,814	1.5
Medical Supplies	5,839,828	1.0
Health Care Services	2,705,389	0.5
Hospital Management	1,542,549	0.3
	33,496,600	5.8
> Energy & Minerals
Oil & Gas Producers	8,027,185	1.4
Oil Refining, Marketing & Distribution	5,437,943	0.9
Mining	4,123,945	0.7
Oil Services	2,198,333	0.4
Non - Ferrous Metals	1,606,504	0.3
Agricultural Commodities	1,519,124	0.3
	22,913,034	4.0

Total Equities:	552,371,006	95.7
Short-Term Investments:	21,379,926	3.7
Securities Lending Collateral:	19,199,440	3.3
Total Investments:	592,950,372	102.7

Obligation to Return Collateral for Securities Loaned:	(19,199,440)	(3.3)
Cash and Other Assets Less Liabilities:	3,635,445	0.6

Net Assets:	$577,386,377	100.0

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), September 30, 2015

Number of Shares		Value
	Equities — 91.9%

	Europe — 39.7%

	United Kingdom — 10.2%
19,000	WH Smith Newsprint, Books & General Stationery Retailer	$449,529
20,000	Smith & Nephew Medical Equipment & Supplies	348,840
2,000	Next Clothes & Home Retailer in the UK	230,240
3,000	Whitbread UK Hotelier & Coffee Shop	211,845
12,000	Jardine Lloyd Thompson Group International Business Insurance Broker	184,979
11,000	Compass Group PLC Catering & Support Services	175,222
12,000	Babcock International Public Sector Outsourcer	165,646
		1,766,301
	Germany — 8.0%
85,900	Telefonica Deutschland Mobile & Fixed-line Communications in Germany	524,172
5,200	MTU Aero Engines Airplane Engine Components & Services	434,566
9,000	Wirecard (a) Online Payment Processing & Risk Management	429,467
		1,388,205
	Switzerland — 4.4%
1,720	Partners Group Private Markets Asset Management	582,834
600	Geberit Plumbing Systems	183,275
		766,109
	France — 4.1%
12,000	Eutelsat Fixed Satellite Services	367,401
9,000	Vivendi Global Media Conglomerate	212,496
1,000	Essilor International Eyeglass Lenses	121,685
		701,582
	Spain — 4.0%
85,000	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	513,171
3,000	Viscofan Sausage Casings Maker	180,617
		693,788
	Sweden — 3.8%
10,438	Swedish Match Swedish Snus	315,137
5,000	Hennes & Mauritz Discount Fashion Retailer	182,618
5,270	Hexagon Design, Measurement & Visualization Software & Equipment	160,745
		658,500
	Denmark — 2.6%
10,500	Novozymes Industrial Enzymes	457,434

	Norway — 1.7%
40,000	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	296,481

	Netherlands — 0.9%
4,000	Vopak Operator of Petroleum & Chemical Storage Terminals	159,498
	Total Europe	6,887,898

	Asia — 38.7%

	Japan — 22.9%
37,000	KDDI Mobile & Fixed Line Communication Service Provider in Japan	828,175
23,100	Recruit Holdings Recruitment & Media Services	692,637
10,500	Secom Security Services	631,476
15,000	Japan Tobacco Cigarettes	465,303
16,700	NGK Spark Plug Automobile Parts	383,362
20,000	Sony Financial Holdings Life Insurance, Assurance & Internet Banking	328,259
135	Nippon Prologis REIT Logistics REIT in Japan	244,956
120	Japan Retail Fund Retail REIT in Japan	232,183
11,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	168,975
		3,975,326
	Singapore — 5.5%
400,000	CapitaLand Mall Trust Singapore Commercial Property Real Estate Investment Trust	534,868

1

Number of Shares		Value
	Singapore — 5.5% (cont)
84,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	$415,542
		950,410
	Korea — 4.6%
2,900	KT&G Tobacco & Ginseng Products	272,800
1,108	CJ Corp Holding Company of Korean Consumer Conglomerate	247,413
800	Samsung Fire and Marine	188,914
665	Samsung Fire & Marine Preferred Non-life Insurance	93,688
		802,815
	China — 2.4%
2,000	NetEase.com - ADR Chinese Online Gaming Services	240,240
122,000	China Everbright International Municipal Waste Operator	171,388
		411,628
	Taiwan — 1.8%
4,000	Largan Precision Mobile Device Camera Lenses & Modules	312,180

	Hong Kong — 1.5%
11,245	Hong Kong Exchanges and Clearing Hong Kong Equity & Derivatives Market Operator	257,971
	Total Asia	6,710,330

	Other Countries — 13.0%

	South Africa — 5.4%
5,400	Naspers Media in Africa, China, Russia & other Emerging Markets	674,356
55,419	Coronation Fund Managers South African Fund Manager	261,089
		935,445
	Canada — 4.9%
4,500	CCL Industries Global Label Converter	631,686
7,000	Vermilion Energy (a) Canadian Exploration & Production Company	225,395
		857,081
	Australia — 2.0%
19,000	Amcor Global Leader in Flexible & Rigid Packaging	176,697
50,000	IAG General Insurance Provider	170,957
		347,654
	United States — 0.7%
2,000	Anadarko Petroleum Worldwide Production of Oil & Gas	120,780
	Total Other Countries	2,260,960

	Latin America — 0.5%

	Uruguay — 0.5%
13,068	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	85,987
	Total Latin America	85,987

Total Equities (Cost: $14,837,428) — 91.9%		15,945,175	(e)

Short-Term Investments — 8.6%
1,493,075	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	1,493,075
Total Short-Term Investments (Cost: $1,493,075) — 8.6%		1,493,075

Securities Lending Collateral — 2.9%
503,648	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	503,648

Total Securities Lending Collateral (Cost: $503,648) — 2.9%		503,648

Total Investments (Cost: $16,834,151)(g) — 103.4%		17,941,898	(h)

Obligation to Return Collateral for Securities Loaned — (2.9)%		(503,648)

Cash and Other Assets Less Liabilities — (0.5)%		(89,604)

Net Assets — 100.0%		$17,348,646

2

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

3

> Notes to Statement of Investments
(a)	All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $490,033.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2015, the market value of this security amounted to $85,987, which represented 0.50% of total net assets. Additional information on this security is as follows:

	Security	Acquisition Dates	Shares	Cost	Value
	Union Agriculture Group	12/8/10 - 6/27/12	13,068	$150,000	$85,987

(e)	On September 30, 2015, the Fund’s total equity investments were denominated in currencies as follows:

	Currency			Value	Percentage of Net Assets
	Japanese Yen			$3,975,326	22.9
	Euro			2,943,072	16.9
	British Pound			1,766,301	10.2
	Singapore Dollar			950,410	5.5
	South African Rand			935,445	5.4
	Other currencies less than 5% of total net assets			5,374,621	31.0
	Total Equities			$15,945,175	91.9

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $16,834,151 and net unrealized appreciation was $1,107,747 consisting of gross unrealized appreciation of $2,209,987 and gross unrealized depreciation of $1,102,240.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

At September 30, 2015, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	8,157,900	$600,000	10/15/15	$12,693

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD - U.S. Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds who’s NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$—	$6,887,898	$—	$6,887,898
Asia	240,240	6,470,090	—	6,710,330
Other Countries	977,861	1,283,099	—	2,260,960
Latin America	—	—	85,987	85,987
Total Equities	1,218,101	14,641,087	85,987	15,945,175
Total Short-Term Investments	1,493,075	—	—	1,493,075
Total Securities Lending Collateral	503,648	—	—	503,648
Total Investments	$3,214,824	$14,641,087	$85,987	$17,941,898
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	12,693	—	12,693
Total	3,214,824	14,653,780	85,987	17,954,591

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical

5

assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued by the Committee using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Portfolio Diversification (Unaudited)

At September 30, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets

> Information
Financial Processors	$1,102,980	6.4
Internet Related	914,596	5.3
Mobile Communications	828,175	4.8
Advertising	692,638	4.0
Telephone & Data Services	524,172	3.0
Satellite Broadcasting & Services	367,401	2.1
Telecommunications Equipment	312,180	1.8
Business Software	160,745	0.9
	4,902,887	28.3
> Consumer Goods & Services
Retail	1,375,558	7.9
Nondurables	1,369,789	7.9
Food & Beverage	495,754	2.9
Restaurants	387,067	2.3
Other Durable Goods	383,362	2.2
Other Consumer Services	212,496	1.2
	4,224,026	24.4
> Industrial Goods & Services
Other Industrial Services	1,066,041	6.1
Industrial Materials & Specialty Chemicals	634,132	3.7
Conglomerates	543,894	3.1
Construction	183,275	1.1
Waste Management	171,388	1.0
Outsourcing Services	165,646	0.9
Machinery	2,764,376	15.9

> Finance
Insurance	966,796	5.6
Brokerage & Money Management	843,923	4.8
	1,810,719	10.4
> Other Industries
Real Estate	1,180,982	6.8
	1,180,982	6.8
> Energy & Minerals
Oil & Gas Producers	346,175	2.0
Oil Refining, Marketing & Distribution	159,498	0.9
Agricultural Commodities	85,987	0.5
	591,660	3.4
> Health Care
Medical Equipment & Devices	470,525	2.7
	470,525	2.7

Total Equities:	15,945,175	91.9
Short-Term Investments:	1,493,075	8.6
Securities Lending Collateral:	503,648	2.9
Total Investments:	17,941,898	103.4

Obligation to Return Collateral for Securities Loaned:	(503,648)	(2.9)
Cash and Other Assets Less Liabilities:	(89,604)	(0.5)
Net Assets:	$17,348,646	100.0

7

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), September 30, 2015

Number of Shares		Value
	Equities — 97.0%

	Industrial Goods & Services — 31.0%

	Machinery — 16.8%
175,130	Ametek Aerospace/Industrial Instruments	$9,162,802
230,450	Donaldson Industrial Air Filtration	6,471,036
77,615	Nordson Dispensing Systems for Adhesives & Coatings	4,885,088
97,000	Generac (a) (b) Standby Power Generators	2,918,730
		23,437,656
	Other Industrial Services — 9.8%
239,670	LKQ (a) Alternative Auto Parts Distribution	6,797,041
84,850	Expeditors International of Washington International Freight Forwarder	3,992,193
56,540	Robert Half International Temporary & Permanent Staffing in Finance, Accounting & other Professions	2,892,586
		13,681,820
	Industrial Distribution — 2.8%
44,090	Airgas Industrial Gas Distributor	3,938,560

	Outsourcing Services — 1.6%
91,040	Quanta Services (a) Electrical Transmission & Pipeline Contracting Services	2,204,078
	Total Industrial Goods & Services	43,262,114

	Information — 22.8%

	Business Software — 5.1%
20,660	Ultimate Software (a) Human Capital Management Systems	3,698,346
38,390	Ansys (a) Simulation Software for Engineers & Designers	3,383,695
		7,082,041
	Computer Hardware & Related Equipment — 2.8%
77,420	Amphenol Electronic Connectors	3,945,323

	Telecommunications Equipment — 2.8%
33,840	F5 Networks (a) Internet Traffic Management Equipment	3,918,672

	Mobile Communications — 2.7%
47,165	Crown Castle International Communications Towers	3,719,903

	Business Information & Marketing Services — 2.4%
316,900	Bankrate (a) Internet Advertising for the Insurance, Credit Card & Banking Markets	3,279,915

	Instrumentation — 2.3%
11,347	Mettler-Toledo International (a) Laboratory Equipment	3,230,945

	Computer Services — 2.0%
100,427	WNS - ADR (a) Offshore Business Process Outsourcing Services	2,806,935

	Internet Related — 1.9%
447,150	Vonage (a) Business & Consumer Internet Telephony	2,629,242

	Semiconductors & Related Equipment — 0.8%
140,500	Atmel Microcontrollers, Radio Frequency & Memory Semiconductors	1,133,835
	Total Information	31,746,811

	Consumer Goods & Services — 16.1%

	Retail — 5.4%
196,405	The Fresh Market (a) (b) Specialty Food Retailer	4,436,789
54,300	Fossil (a) Watch Designer & Retailer	3,034,284
		7,471,073
	Travel — 3.4%
45,979	Vail Resorts Ski Resort Operator & Developer	4,813,082

	Other Durable Goods — 3.0%
271,345	Gentex Manufacturer of Auto Parts	4,205,847

	Other Consumer Services — 2.2%
73,800	Blackhawk Network (a) Third-party Distributor of Prepaid Content, Mostly Gift Cards	3,128,382

	Leisure Products — 2.0%
23,100	Polaris Industries Leisure Vehicles & Related Products	2,768,997

	Food & Beverage — 0.1%
538,000	GLG Life Tech (Canada) (a) Producer of an All-natural Sweetener Extracted from the Stevia Plant	116,913
	Total Consumer Goods & Services	22,504,294

1

Number of Shares		Value
	Finance — 11.5%

	Brokerage & Money Management — 6.0%
108,900	SEI Investments Mutual Fund Administration & Investment Management	$5,252,247
92,160	Eaton Vance Specialty Mutual Funds	3,079,987
		8,332,234
	Insurance — 2.9%
215,740	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	4,058,070

	Banks — 2.6%
200,320	Associated Banc-Corp Midwest Bank	3,599,750
	Total Finance	15,990,054

	Health Care — 6.5%

	Medical Supplies — 3.7%
63,690	Cepheid (a) Molecular Diagnostics	2,878,788
87,400	VWR (a) Distributor of Lab Supplies	2,245,306
		5,124,094
	Medical Equipment & Devices — 2.2%
54,770	Align Technology (a) Invisalign System to Correct Malocclusion (Crooked Teeth)	3,108,745

	Biotechnology & Drug Delivery — 0.6%
8,895	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	856,677
	Total Health Care	9,089,516

	Other Industries — 5.4%

	Real Estate — 5.4%
94,940	EdR Student Housing	3,128,273
34,020	Extra Space Storage Self Storage Facilities	2,624,983
30,640	Post Properties Multifamily Properties	1,786,006
		7,539,262
	Total Other Industries	7,539,262

	Energy & Minerals — 3.7%

	Mining — 1.7%
22,910	Core Labs (Netherlands) (b) Oil & Gas Reservoir Consulting	2,286,418

	Agricultural Commodities — 1.2%
261,363	Union Agriculture Group (Uruguay) (a) (c) (d) Farmland Operator in Uruguay	1,719,769

	Oil & Gas Producers — 0.8%
32,470	Carrizo Oil & Gas (a) Oil & Gas Producer	991,634
3,600,000	Canadian Overseas Petroleum (Canada) (a) (c)	102,510
184,000	Canadian Overseas Petroleum (Canada) (a) Oil & Gas Exploration Offshore West Africa	5,515
		1,099,659
	Total Energy & Minerals	5,105,846

Total Equities (Cost: $112,625,561) — 97.0%		135,237,897	(e)

Short-Term Investments — 2.9%
4,052,412	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	4,052,412

Total Short-Term Investments (Cost: $4,052,412) — 2.9%		4,052,412

Securities Lending Collateral — 3.5%
4,897,775	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	4,897,775

Total Securities Lending Collateral (Cost: $4,897,775) — 3.5%		4,897,775

Total Investments (Cost: $121,575,748)(g) — 103.4%		144,188,084	(h)

Obligation to Return Collateral for Securities Loaned — (3.5)%		(4,897,775)

Cash and Other Assets Less Liabilities — 0.1%		176,549

Net Assets — 100.0%		$139,466,858

2

ADR	American Depositary Receipts

3

> Notes to Statement of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $4,830,255.
(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2015, the market value of these securities amounted to $1,822,279, which represented 1.31% of total net assets. Additional information on these securities is as follows:

	Security	Acquisition Dates	Shares	Cost	Value
	Union Agriculture Group	12/8/10 - 6/27/12	261,363	$2,999,999	$1,719,769
	Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	102,510
				$4,539,064	$1,822,279

(d)	Illiquid security.
(e)	On September 30, 2015, the market value of foreign securities represented 3.03% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Country			Value	Percentage of Net Assets
	Netherlands			$2,286,418	1.64
	Uruguay			1,719,769	1.23
	Canada			224,938	0.16
	Total Foreign Portfolio			$4,231,125	3.03

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $121,575,748 and net unrealized appreciation was $22,612,336 consisting of gross unrealized appreciation of $34,709,391 and gross unrealized depreciation of $12,097,055.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds who’s NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

4

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$43,262,114	$—	$—	$43,262,114
Information	31,746,811	—	—	31,746,811
Consumer Goods & Services	22,504,294	—	—	22,504,294
Finance	15,990,054	—	—	15,990,054
Health Care	9,089,516	—	—	9,089,516
Other Industries	7,539,262	—	—	7,539,262
Energy & Minerals	3,283,567	102,510	1,719,769	5,105,846
Total Equities	133,415,618	102,510	1,719,769	135,237,897
Total Short-Term Investments	4,052,412	—	—	4,052,412
Total Securities Lending Collateral	4,897,775	—	—	4,897,775
Total Investments	$142,365,805	$102,510	$1,719,769	$144,188,084

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending September 30, 2015, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

5

Investments in Securities	Balance as of December 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Equities
Energy & Minerals	$2,386,244	$—	$(666,475)	$—	$—	$—	$—	$1,719,769

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $666,475.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Energy & Minerals	$1,719,769	Market comparable companies	Discount for lack of marketability	7% - 23%

Certain securities classified as Level 3 are valued by the Committee using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), September 30, 2015

Number of Shares		Value
	Equities — 93.0%

	Information — 23.9%

	Business Software — 7.4%
145,518	Ansys (a) Simulation Software for Engineers & Designers	$12,825,956
155,440	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	10,552,822
305,256	Textura (a) (b) Construction Vendor Management Software	7,887,815
124,867	DemandWare (a) E-Commerce Website Platform for Retailers & Apparel Manufacturers	6,453,127
160,438	Cvent (a) Software for Corporate Event Planners & Marketing Platform for Hotels	5,400,343
62,036	NetSuite (a) Enterprise Software Delivered via the Web	5,204,820
491,228	Amber Road (a) (b) Global Trade Management Software Delivered via the Web	2,072,982
196,000	inContact (a) Call Center Systems Delivered via the Web & Telco Services	1,471,960
		51,869,825
	Computer Services — 4.2%
350,893	ExlService Holdings (a) Business Process Outsourcing	12,958,479
146,469	Virtusa (a) Offshore IT Outsourcing	7,515,324
184,403	WNS - ADR (a) Offshore Business Process Outsourcing Services	5,154,064
199,000	Hackett Group IT Integration & Best Practice Research	2,736,250
148,944	RCM Technologies Technology & Engineering Services	734,294
		29,098,411
	Instrumentation — 3.8%
49,277	Mettler-Toledo International (a) Laboratory Equipment	14,031,133
161,278	IPG Photonics (a) Fiber Lasers	12,252,290
		26,283,423
	Semiconductors & Related Equipment — 1.4%
87,459	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	4,477,901
31,823	Littelfuse Little Fuses	2,900,666
158,059	Atmel Microcontrollers, Radio Frequency & Memory Semiconductors	1,275,536
60,355	Knowles (a) (b) Microphones & Speakers for Mobile Devices & other Electronics	1,112,343
300,000	Rubicon Technology (a) (b) Producer of Sapphire for the Lighting, Electronics & Automotive Industries	309,000
		10,075,446
	Business Information & Marketing Services — 1.2%
455,213	Bankrate (a) Internet Advertising for the Insurance, Credit Card & Banking Markets	4,711,455
232,032	Navigant Consulting (a) Financial Consulting Firm	3,691,629
		8,403,084
	Financial Processors — 1.2%
115,492	CoreLogic (a) Data Processing Services for Real Estate, Insurance, & Mortgages	4,299,767
35,430	Global Payments Credit Card Processor	4,064,884
		8,364,651
	Telephone & Data Services — 1.1%
341,332	Lumos Networks Telephone & Fiber Optic Data Services	4,150,597
392,901	Boingo Wireless (a) Wi-Fi & Cellular Communications Networks	3,253,220
		7,403,817
	Telecommunications Equipment — 1.0%
281,347	Infinera (a) Optical Networking Equipment	5,503,147

91,000	CalAmp (a) Machine-to-machine Communications	1,464,190
		6,967,337
	Mobile Communications — 0.8%
254,016	Gogo (a) (b) Provider of Wi-Fi on Airplanes	3,881,364
1,209,073	Globalstar (a) Satellite Mobile Voice & Data Carrier	1,898,245
		5,779,609
	Contract Manufacturing — 0.7%
221,950	Sanmina (a) Electronic Manufacturing Services	4,743,072

	Internet Related — 0.6%
522,652	Vonage (a) Business & Consumer Internet Telephony	3,073,194

1

Number of Shares		Value
	Internet Related — 0.6% (cont)
157,898	RetailMeNot (a) Digital Coupon Marketplace	$1,301,079
		4,374,273
	Computer Hardware & Related Equipment — 0.5%
71,653	Rogers (a) Printed Circuit Materials & High Performance Foams	3,810,507
	Total Information	167,173,455

	Industrial Goods & Services — 21.2%

	Machinery — 18.0%
450,723	Ametek Aerospace/Industrial Instruments	23,581,827
459,017	HEICO FAA-approved Aircraft Replacement Parts	20,843,962
325,835	Nordson Dispensing Systems for Adhesives & Coatings	20,508,055
599,791	Donaldson Industrial Air Filtration	16,842,131
140,457	Toro Turf Maintenance Equipment	9,907,837
126,538	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	6,841,910
175,973	ESCO Technologies Industrial Filtration & Advanced Measurement Equipment	6,317,431
115,199	Dorman Products (a) (b) Aftermarket Auto Parts Distributor	5,862,477
189,282	Generac (a) (b) Standby Power Generators	5,695,495
50,579	Middleby (a) Manufacturer of Cooking Equipment	5,320,405
105,373	Oshkosh Corporation Specialty Truck Manufacturer	3,828,201
		125,549,731
	Industrial Materials & Specialty Chemicals — 1.9%
246,573	Drew Industries RV & Manufactured Home Components	13,465,352

	Electrical Components — 0.5%
148,747	Thermon (a) Global Engineered Thermal Solutions	3,056,751

	Construction — 0.4%
246,573	PGT (a) Wind Resistant Windows & Doors	3,027,916

	Industrial Distribution — 0.4%
56,941	WESCO International (a) Industrial Distributor	2,646,048
	Total Industrial Goods & Services	147,745,798

	Consumer Goods & Services — 16.5%

	Travel — 3.6%
195,469	Avis Budget Group (a) Car Rental Company	8,538,086
320,335	Hertz (a) U.S. Rental Car Operator	5,359,204
50,913	Vail Resorts Ski Resort Operator & Developer	5,329,573
155,952	HomeAway (a) Vacation Rental Online Marketplace	4,138,966
45,114	Choice Hotels Franchisor of Budget Hotel Brands	2,149,682
		25,515,511
	Retail — 3.4%
313,076	The Fresh Market (a) (b) Specialty Food Retailer	7,072,387
54,563	Casey’s General Stores Owner/Operator of Convenience Stores	5,615,624
133,640	Blue Nile (a) Online Jewelry Retailer	4,482,286
85,900	Cato Women’s Apparel Retailing, Focusing on Private Labels & Low Prices	2,923,177
51,443	Fossil (a) Watch Designer & Retailer	2,874,635

116,229	Gaiam (a) Promoter of Healthy Living through Catalogs, E-Commerce & Gaiam TV	714,808
		23,682,917
	Other Durable Goods — 2.5%
118,945	Cavco Industries (a) Manufactured Homes	8,098,965
238,801	Select Comfort (a) Specialty Mattresses	5,224,966
252,745	Gentex Manufacturer of Auto Parts	3,917,547
		17,241,478
	Restaurants — 1.8%
149,863	Fiesta Restaurant Group (a) Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana	6,799,284
87,459	Papa John’s International Franchisor of Pizza Restaurants	5,989,193
		12,788,477

2

Number of Shares		Value
	Other Consumer Services — 1.5%
189,145	Blackhawk Network (a) Third-party Distributor of Prepaid Content, Mostly Gift Cards	$8,017,856
316,345	Coupons.com (a) (b) Allows CPGs to Digitally Distribute Coupons, Advertising, & Trade Promotion	2,847,105
		10,864,961
	Consumer Goods Distribution — 1.5%
127,059	Pool Swimming Pool Supplies & Equipment Distributor	9,186,366
82,191	The Chefs’ Warehouse (a) Distributor of Specialty Foods to Fine Dining Restaurants	1,163,824
		10,350,190
	Leisure Products — 1.0%
163,561	Arctic Cat Manufacturer of ATVs & Snowmobiles	3,627,783
230,150	Performance Sports Group (a) Sporting Goods Manufacturer	3,088,613
		6,716,396
	Furniture & Textiles — 0.9%
242,358	Knoll Office Furniture	5,327,029
27,838	Mattress Firm (a) (b) Mattress Retailer	1,162,515
		6,489,544
	Nondurables — 0.3%
159,931	HRG Group (a) Holding Company	1,875,991
	Total Consumer Goods & Services	115,525,465

	Finance — 13.0%

	Banks — 8.2%
266,594	Lakeland Financial Indiana Bank	12,036,719
335,087	MB Financial Chicago Bank	10,937,240
557,424	Associated Banc-Corp Midwest Bank	10,016,909
83,244	SVB Financial Group (a) Bank to Venture Capitalists	9,618,012
233,998	First Busey Illinois Bank	4,649,540
123,939	Hancock Holding Gulf Coast Bank	3,352,550
103,116	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	2,699,577
417,993	TrustCo Bank New York State Bank	2,441,079
100,890	Guaranty Bancorp Colorado Bank	1,661,658
		57,413,284
	Brokerage & Money Management — 1.5%
217,069	SEI Investments Mutual Fund Administration & Investment Management	10,469,238

	Insurance — 1.2%
314,558	Patriot National (a) Underwriting, Claims Administration & Case Management Outsourcing for Workers Comp Insurers	4,979,453
85,352	Allied World Assurance Company Holdings Commercial Lines Insurance/Reinsurance	3,257,886
		8,237,339
	Savings & Loans — 1.2%
267,227	LegacyTexas Texas Thrift	8,145,079

	Diversified Financial Companies — 0.5%
154,371	Leucadia National Holding Company	3,127,556

	Finance Companies — 0.4%
73,900	McGrath Rentcorp Mini-rental Conglomerate	1,972,391
37,642	World Acceptance (a) (b) Personal Loans	1,010,312
7,616	CAI International (a) International Container Leasing	76,769
		3,059,472
	Total Finance	90,451,968

	Health Care — 10.2%

	Medical Supplies — 3.6%
284,508	Cepheid (a) Molecular Diagnostics	12,859,762
72,180	Bio-Techne Maker of Consumables & Systems for the Life Science Market	6,673,763
202,289	VWR (a) Distributor of Lab Supplies	5,196,804
		24,730,329
	Biotechnology & Drug Delivery — 3.0%
74,708	Ultragenyx Pharmaceutical (a) Biotech Focused on “Ultra-Orphan” Drugs	7,195,128

3

Number of Shares		Value
	Biotechnology & Drug Delivery — 3.0% (cont)
150,386	Sarepta Therapeutics (a) (b) Biotech Focused on Rare Diseases	$4,828,894
93,133	Seattle Genetics (a) Antibody-based Therapies for Cancer	3,591,209
213,310	Celldex Therapeutics (a) (b) Biotech Developing Drugs for Cancer	2,248,287
25,289	Agios Pharmaceuticals (a) (b) Biotech Focused on Cancer & Orphan Diseases	1,785,151
8,006	Intercept Pharmaceuticals (a) Biotech Developing Drugs for Several Diseases	1,327,875
		20,976,544
	Health Care Services — 1.4%
116,342	Medidata Solutions (a) Cloud-based Software for Drug Studies	4,899,162
73,761	Envision Healthcare Holdings (a) Provider of Health Care Outsourcing Services	2,713,667
56,876	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	2,182,332
		9,795,161
	Medical Equipment & Devices — 1.3%
40,041	Sirona Dental Systems (a) Manufacturer of Dental Equipment	3,737,427
163,774	Wright Medical Group (a) Foot & Ankle Replacement	3,442,529
49,324	Abaxis (b) Instruments & Tests for Vet & Medical Markets	2,169,763
		9,349,719
	Pharmaceuticals — 0.9%
226,850	Akorn (a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	6,466,359
	Total Health Care	71,318,112

	Other Industries — 6.3%

	Real Estate — 4.4%
336,536	Extra Space Storage Self Storage Facilities	25,967,118
144,678	EdR Student Housing	4,767,140
		30,734,258
	Transportation — 1.9%
265,787	Rush Enterprises, Class A (a)	6,432,045
66,432	Rush Enterprises, Class B (a) Truck Sales & Service	1,548,530
263,433	Heartland Express Regional Trucker	5,252,854
		13,233,429
	Total Other Industries	43,967,687

	Energy & Minerals — 1.9%

	Oil & Gas Producers — 1.3%
61,967	PDC Energy (a) Oil & Gas Producer in the United States	3,284,871
87,459	Carrizo Oil & Gas (a) Oil & Gas Producer	2,670,998
64,278	SM Energy Oil & Gas Producer	2,059,467
25,936	Clayton Williams (a) (b) Oil & Gas Producer	1,006,576
		9,021,912
	Mining — 0.4%
31,611	Core Labs (Netherlands) (b) Oil & Gas Reservoir Consulting	3,154,778

	Oil Services — 0.2%
84,298	Hornbeck Offshore (a) (b) Supply Vessel Operator in Gulf of Mexico	1,140,552
	Total Energy & Minerals	13,317,242

Total Equities (Cost: $424,308,218) — 93.0%		649,499,727	(c)

Short-Term Investments — 7.7%
53,963,270	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	53,963,270

Total Short-Term Investments (Cost: $53,963,270) — 7.7%		53,963,270

Securities Lending Collateral — 4.7%
32,855,625	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	32,855,625

Total Securities Lending Collateral (Cost: $32,855,625) — 4.7%		32,855,625

Total Investments (Cost: $511,127,113)(e) — 105.4%		736,318,622	(f)

Obligation to Return Collateral for Securities Loaned — (4.7)%		(32,855,625)

Cash and Other Assets Less Liabilities — (0.7)%		(4,895,941)

Net Assets — 100.0%		$698,567,056

4

ADR	American Depositary Receipts

5

> Notes to Statement of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2015. The total market value of securities on loan at September 30, 2015 was $32,622,869.
(c)	On September 30, 2015, the market value of foreign securities represented 0.45% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Country	Value	Percentage of Net Assets
	Netherlands	$3,154,778	0.45

(d)	Investment made with cash collateral received from securities lending activity.
(e)

At September 30, 2015, for federal income tax purposes, the cost of investments was approximately $511,127,113 and net unrealized appreciation was $225,191,509 consisting of gross unrealized appreciation of $261,375,827 and gross unrealized depreciation of $36,184,318.

(f)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2015.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds who’s NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

The Committee is responsible for applying the Trust’s Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

6

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$167,173,455	$—	$—	$167,173,455
Industrial Goods & Services	147,745,798	—	—	147,745,798
Consumer Goods & Services	115,525,465	—	—	115,525,465
Finance	90,451,968	—	—	90,451,968
Health Care	71,318,112	—	—	71,318,112
Other Industries	43,967,687	—	—	43,967,687
Energy & Minerals	13,317,242	—	—	13,317,242
Total Equities	649,499,727	—	—	649,499,727
Total Short-Term Investments	53,963,270	—	—	53,963,270
Total Securities Lending Collateral	32,855,625	—	—	32,855,625
Total Investments	$736,318,622	$—	$—	$736,318,622

There were no transfers of financial assets between levels during the period.

7

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	November 20, 2015

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	November 20, 2015